Other financial statement information - Summary Of Prepaid Expense And Other Assets Current (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 6,346	$ 3,276	$ 2,736
Other current assets	4,874	564	771
Total prepaid expenses and other current assets	$ 11,220	$ 3,840	$ 3,507